LVIP American Century Disciplined Core Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.25%
Aerospace & Defense–2.11%
Lockheed Martin Corp.	9,322	$5,449,268
Textron, Inc.	20,282	1,796,580
		7,245,848
Air Freight & Logistics–1.51%
FedEx Corp.	12,447	3,406,495
United Parcel Service, Inc. Class B	13,001	1,772,556
		5,179,051
Banks–6.08%
Bank of America Corp.	21,799	864,984
JPMorgan Chase & Co.	56,595	11,933,622
U.S. Bancorp	107,612	4,921,097
Wells Fargo & Co.	55,943	3,160,220
		20,879,923
Beverages–1.05%
†Boston Beer Co., Inc. Class A	1,784	515,826
Coca-Cola Co.	9,282	667,004
PepsiCo, Inc.	14,176	2,410,629
		3,593,459
Biotechnology–3.67%
Amgen, Inc.	13,748	4,429,743
†Exelixis, Inc.	6,343	164,601
Gilead Sciences, Inc.	68,968	5,782,277
†Incyte Corp.	4,329	286,147
†Protagonist Therapeutics, Inc.	9,867	444,015
†United Therapeutics Corp.	1,095	392,393
†Vertex Pharmaceuticals, Inc.	2,389	1,111,076
		12,610,252
Broadline Retail–0.26%
eBay, Inc.	7,174	467,099
†Etsy, Inc.	7,951	441,519
		908,618
Building Products–1.66%
A.O. Smith Corp.	2,019	181,367
Johnson Controls International PLC	16,698	1,295,932
Masco Corp.	28,066	2,355,860
Owens Corning	10,546	1,861,580
		5,694,739
Capital Markets–2.17%
Cboe Global Markets, Inc.	12,381	2,536,496
Interactive Brokers Group, Inc. Class A	7,598	1,058,857
MSCI, Inc.	2,826	1,647,360
SEI Investments Co.	2,500	172,975
T. Rowe Price Group, Inc.	18,630	2,029,366
		7,445,054
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–0.98%
†Axalta Coating Systems Ltd.	22,164	$802,115
PPG Industries, Inc.	19,398	2,569,459
		3,371,574
Commercial Services & Supplies–0.56%
Brink's Co.	4,160	481,063
MSA Safety, Inc.	3,427	607,744
Veralto Corp.	7,383	825,862
		1,914,669
Communications Equipment–0.36%
†F5, Inc.	5,564	1,225,193
		1,225,193
Construction & Engineering–0.14%
Valmont Industries, Inc.	1,613	467,689
		467,689
Construction Materials–0.36%
CRH PLC	11,184	1,037,204
Eagle Materials, Inc.	755	217,176
		1,254,380
Consumer Finance–2.81%
American Express Co.	23,896	6,480,595
Discover Financial Services	13,107	1,838,781
Synchrony Financial	26,506	1,322,119
		9,641,495
Consumer Staples Distribution & Retail–4.41%
†Maplebear, Inc.	15,095	614,970
†Performance Food Group Co.	19,840	1,554,861
Sysco Corp.	18,679	1,458,083
Target Corp.	33,361	5,199,645
†U.S. Foods Holding Corp.	30,893	1,899,920
Walmart, Inc.	54,779	4,423,404
		15,150,883
Containers & Packaging–1.87%
Crown Holdings, Inc.	11,729	1,124,577
International Paper Co.	9,971	487,083
Packaging Corp. of America	9,944	2,141,938
Sealed Air Corp.	13,915	505,115
Smurfit WestRock PLC	25,613	1,265,794
Sonoco Products Co.	16,307	890,851
		6,415,358
Distributors–0.21%
LKQ Corp.	18,243	728,261
		728,261
Diversified Consumer Services–0.16%
H&R Block, Inc.	8,865	563,371
		563,371
LVIP American Century Disciplined Core Value Fund–1

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.17%
AT&T, Inc.	26,019	$572,418
		572,418
Electric Utilities–1.05%
Evergy, Inc.	26,872	1,666,333
NextEra Energy, Inc.	17,950	1,517,314
OGE Energy Corp.	10,274	421,439
		3,605,086
Electrical Equipment–1.05%
Acuity Brands, Inc.	3,027	833,605
†Generac Holdings, Inc.	3,820	606,922
Hubbell, Inc.	3,819	1,635,869
Powell Industries, Inc.	2,398	532,332
		3,608,728
Energy Equipment & Services–0.66%
Halliburton Co.	78,309	2,274,876
		2,274,876
Entertainment–1.18%
Electronic Arts, Inc.	26,801	3,844,335
Playtika Holding Corp.	24,540	194,357
		4,038,692
Financial Services–3.96%
†Affirm Holdings, Inc.	5,467	223,163
†Berkshire Hathaway, Inc. Class B	15,837	7,289,138
Global Payments, Inc.	30,758	3,150,234
†PayPal Holdings, Inc.	37,629	2,936,191
		13,598,726
Food Products–0.96%
Conagra Brands, Inc.	42,641	1,386,685
Hormel Foods Corp.	8,050	255,185
Ingredion, Inc.	8,280	1,137,920
†Pilgrim's Pride Corp.	11,469	528,148
		3,307,938
Gas Utilities–0.18%
Atmos Energy Corp.	4,389	608,798
		608,798
Ground Transportation–1.21%
†Uber Technologies, Inc.	55,427	4,165,893
		4,165,893
Health Care Equipment & Supplies–3.06%
Abbott Laboratories	7,327	835,351
†Align Technology, Inc.	3,434	873,335
Baxter International, Inc.	12,704	482,371
Medtronic PLC	52,499	4,726,485
ResMed, Inc.	11,877	2,899,413
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Solventum Corp.	10,100	$704,172
		10,521,127
Health Care Providers & Services–2.96%
Cardinal Health, Inc.	2,474	273,427
Cigna Group	3,237	1,121,426
†DaVita, Inc.	8,251	1,352,586
Elevance Health, Inc.	4,877	2,536,040
†Henry Schein, Inc.	2,585	188,447
McKesson Corp.	7,154	3,537,081
UnitedHealth Group, Inc.	2,015	1,178,130
		10,187,137
Health Care Technology–0.73%
†Veeva Systems, Inc. Class A	11,899	2,497,243
		2,497,243
Hotel & Resort REITs–0.23%
Host Hotels & Resorts, Inc.	44,375	781,000
		781,000
Hotels, Restaurants & Leisure–0.35%
Booking Holdings, Inc.	248	1,044,606
Yum! Brands, Inc.	1,181	164,997
		1,209,603
Household Durables–0.69%
Lennar Corp. Class A	1,949	365,399
†Mohawk Industries, Inc.	6,603	1,060,970
PulteGroup, Inc.	6,506	933,806
		2,360,175
Household Products–2.75%
Colgate-Palmolive Co.	30,531	3,169,423
Kimberly-Clark Corp.	5,596	796,199
Procter & Gamble Co.	31,576	5,468,963
		9,434,585
Industrial REITs–0.21%
Prologis, Inc.	5,622	709,946
		709,946
Insurance–3.97%
CNA Financial Corp.	18,755	917,870
Everest Group Ltd.	5,879	2,303,568
Hartford Financial Services Group, Inc.	20,651	2,428,764
Marsh & McLennan Cos., Inc.	10,330	2,304,520
Progressive Corp.	5,168	1,311,432
Travelers Cos., Inc.	8,666	2,028,884
W.R. Berkley Corp.	41,403	2,348,792
		13,643,830
Interactive Media & Services–0.22%
†Match Group, Inc.	14,047	531,539
LVIP American Century Disciplined Core Value Fund–2

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†TripAdvisor, Inc.	16,113	$233,477
		765,016
IT Services–1.94%
Accenture PLC Class A	4,585	1,620,706
Cognizant Technology Solutions Corp. Class A	49,232	3,799,726
International Business Machines Corp.	5,696	1,259,271
		6,679,703
Life Sciences Tools & Services–0.56%
†Illumina, Inc.	12,023	1,567,920
Thermo Fisher Scientific, Inc.	581	359,389
		1,927,309
Machinery–5.59%
Caterpillar, Inc.	13,842	5,413,883
Cummins, Inc.	17,173	5,560,446
Donaldson Co., Inc.	6,041	445,222
Lincoln Electric Holdings, Inc.	5,728	1,099,891
†Middleby Corp.	3,592	499,755
Parker-Hannifin Corp.	5,875	3,711,942
Snap-on, Inc.	4,665	1,351,497
Stanley Black & Decker, Inc.	3,793	417,723
Timken Co.	8,448	712,082
		19,212,441
Media–1.39%
Comcast Corp. Class A	114,200	4,770,134
		4,770,134
Multi-Utilities–1.60%
Ameren Corp.	2,052	179,468
Consolidated Edison, Inc.	17,126	1,783,330
WEC Energy Group, Inc.	36,921	3,551,062
		5,513,860
Oil, Gas & Consumable Fuels–6.68%
Chevron Corp.	22,144	3,261,147
ConocoPhillips	39,958	4,206,778
EOG Resources, Inc.	11,041	1,357,270
Exxon Mobil Corp.	78,552	9,207,865
Marathon Oil Corp.	63,594	1,693,508
Occidental Petroleum Corp.	62,662	3,229,600
		22,956,168
Personal Care Products–1.00%
Kenvue, Inc.	148,341	3,431,127
		3,431,127
Pharmaceuticals–5.80%
Bristol-Myers Squibb Co.	113,218	5,857,899
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Jazz Pharmaceuticals PLC	1,517	$169,009
Johnson & Johnson	59,452	9,634,791
Merck & Co., Inc.	37,607	4,270,651
		19,932,350
Professional Services–1.30%
†Amentum Holdings, Inc.	5,463	176,182
†CACI International, Inc. Class A	2,030	1,024,257
†FTI Consulting, Inc.	869	197,749
Jacobs Solutions, Inc.	5,463	715,107
Leidos Holdings, Inc.	14,365	2,341,495
		4,454,790
Real Estate Management & Development–0.26%
†Jones Lang LaSalle, Inc.	3,374	910,339
		910,339
Retail REITs–0.10%
Simon Property Group, Inc.	2,093	353,759
		353,759
Semiconductors & Semiconductor Equipment–4.70%
Amkor Technology, Inc.	19,415	594,099
Broadcom, Inc.	23,964	4,133,790
KLA Corp.	5,816	4,503,969
Marvell Technology, Inc.	28,439	2,051,021
Microchip Technology, Inc.	10,814	868,256
NXP Semiconductors NV	10,546	2,531,145
†ON Semiconductor Corp.	6,423	466,374
QUALCOMM, Inc.	5,928	1,008,056
		16,156,710
Software–2.95%
†Adobe, Inc.	4,162	2,155,000
†AppLovin Corp. Class A	9,119	1,190,486
Microsoft Corp.	4,096	1,762,509
Oracle Corp.	1,467	249,977
Salesforce, Inc.	5,644	1,544,819
†Synopsys, Inc.	5,351	2,709,693
†Zoom Video Communications, Inc. Class A	7,500	523,050
		10,135,534
Specialized REITs–1.98%
Lamar Advertising Co. Class A	6,506	869,202
Public Storage	9,423	3,428,747
SBA Communications Corp.	10,407	2,504,965
		6,802,914
Specialty Retail–2.40%
Bath & Body Works, Inc.	26,702	852,328
Best Buy Co., Inc.	3,970	410,101
Gap, Inc.	38,657	852,387
LVIP American Century Disciplined Core Value Fund–3

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot, Inc.	1,854	$751,241
Lowe's Cos., Inc.	15,257	4,132,358
†Ulta Beauty, Inc.	1,300	505,856
Williams-Sonoma, Inc.	4,788	741,757
		8,246,028
Technology Hardware, Storage & Peripherals–0.95%
Hewlett Packard Enterprise Co.	160,303	3,279,799
		3,279,799
Textiles, Apparel & Luxury Goods–2.41%
Columbia Sportswear Co.	5,147	428,179
†Crocs, Inc.	7,299	1,056,968
NIKE, Inc. Class B	45,562	4,027,681
Ralph Lauren Corp.	8,085	1,567,439
†Skechers USA, Inc. Class A	17,973	1,202,753
		8,283,020
Trading Companies & Distributors–1.68%
†Beacon Roofing Supply, Inc.	9,610	830,592
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Core & Main, Inc. Class A	4,910	$218,004
Ferguson Enterprises, Inc.	15,911	3,159,447
†GMS, Inc.	4,345	393,527
MSC Industrial Direct Co., Inc. Class A	3,066	263,860
Watsco, Inc.	759	373,337
WESCO International, Inc.	3,175	533,337
		5,772,104
Total Common Stock (Cost $271,883,309)		340,998,723

MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,791,904	2,791,904
Total Money Market Fund (Cost $2,791,904)		2,791,904

TOTAL INVESTMENTS–100.06% (Cost $274,675,213)	343,790,627
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(217,193)
NET ASSETS APPLICABLE TO 38,972,810 SHARES OUTSTANDING–100.00%	$343,573,434

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP American Century Disciplined Core Value Fund–4